Other non-current assets (Details) $ / shares in Units, $ in Thousands		1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) equipment vessel tanker	Dec. 31, 2019 USD ($) vessel tanker equipment	Sep. 30, 2020 tanker	Apr. 30, 2020 tanker	Mar. 31, 2020 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Other Non-Current Assets [Line Items]
Sellers credit on lease financed vessels					$ 10,192	$ 9,624
Capitalized loan fees					1,424	4,039
Other non-current assets					$ 92,145	$ 131,139
Number of tankers | vessel					19	19
Number of vessels under construction					0
Shares issued as consideration for the Trafigura Transaction						$ 132,614
Right of use assets for vessels					$ 807,179	697,903			$ 1,600
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Working capital repayment period upon vessel's exit from each pool					6 months
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					$ 35,700	35,700
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					$ 5,661	6,794
Working capital repayment period upon vessel's exit from each pool					6 months
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					$ 6,600	6,600
Other related parties [member] | Scorpio Pools [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					73,161	49,094
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties					25,200	0
Exhaust Gas cleaning System [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment					$ 5,617	$ 35,846
Number of tankers | tanker					46	32
Payments to acquire property, plant, and equipment			$ 116,100	$ 30,300	$ 146,600
Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | vessel					135	134
Right of use assets for vessels					$ 790,054	$ 680,483				$ 48,500
Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Deposits on property, plant and equipment					$ 0	$ 12,699
Payments to acquire property, plant, and equipment		$ 36,200
Number of equipment | equipment		55			22	28
Installation period of property, plant and equipment		5 years
Deposits for purchase of property, plant, and equipment and minority interest		$ 32,800
Amount reclassified to vessels					$ 31,000
Aggregate difference in investment fair value between put and call option exercise prices					600
Drydock [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Right of use assets for vessels					17,125	$ 17,420					$ 2,600
STI Beryl, STI Le Rocher, STI Larvotto [Member] | Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Sale leaseback transaction, deposit per vessel					4,350
Sale leaseback transaction, aggregate amount					13,100
Accretion of lease financed vessels					500	500
Third Party Supplier [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		$ 1,800			$ 1,800
Period after investment acquired for which put option is exercisable					1 year
Period after investment acquired for which call option is exercisable					2 years
Third Party Supplier [Member] | Ballast Water Treatment Systems [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Investment in ballast water treatment system supplier					$ 1,751	1,751
Trafigura transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Equity consideration issued for the leasehold interests					0	$ 18,086
Number of vessels under construction	4
Other initial direct cost	$ 2,500
Vessels delivered [Member] | Trafigura transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Delivered vessels	15
Number of vessels under construction	4
Vessel under construction [Member] | Trafigura transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Equipment cost					400
Number of vessels under construction	4
Number of shares issued | shares	591,254
Shares issued to nominee of Trafigura | $ / shares	$ 29.00
Shares issued as consideration for the Trafigura Transaction	$ 17,100
Other initial direct cost					$ 600
Obligations under the Agreements	$ 138,800			$ 138,800
Leasehold interest [Member] | Trafigura transaction [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers	19
Scrubbers [Member] | Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | tanker							98
Postpone installation of scrubbers | Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Number of tankers | tanker								19